Condensed Interim Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 80.00	₪ 80.00
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	4,257,790	3,553,714
Ordinary shares, shares outstanding	4,257,790	3,553,714